Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2,300,000	$ 23,000,000.0
Income tax penalties and interest accrued	0	0
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	212,400,000	98,100,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 4,300,000	$ 23,200,000